Fair Value Measurements (Details) - Schedule of change in fair value of derivative warrant liabilities measured with Level 3 inputs	4 Months Ended
Dec. 31, 2020 USD ($)
Schedule of change in fair value of derivative warrant liabilities measured with Level 3 inputs [Abstract]
Derivative warrant liabilities at September 9, 2020 (inception)
Issuance of Public and Private Warrants	19,416,900
Change in fair value of derivative warrant liabilities	1,810,050
Derivative warrant liabilities at December 31, 2020	$ 21,226,950